Semiannual report to contract holders for the six months ended June 30, 2006

SEMIANNUAL REPORT

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY ADVISOR,

SCUDDER GATEWAY ELITE, SCUDDER GATEWAY CUSTOM,

SCUDDER GATEWAY PLUS, SCUDDER GATEWAY INCENTIVE

AIM Variable Insurance Funds

The Alger American Fund

Credit Suisse Trust

Dreyfus Investment Portfolios

The Dreyfus Socially Responsible Growth Fund, Inc.

DWS Investments VIT Funds

(formerly Scudder Investments VIT Funds)

DWS Variable Series I

(formerly Scudder Variable Series I)

DWS Variable Series II

(formerly Scudder Variable Series II)

Janus Aspen Series (Gateway Advisor only)

ONE GLOBAL FORCE. ONE FOCUS. YOU.
Get this document online at www.e-z-delivery.com

Important Performance Information Regarding Your

Scudder Gateway Advisor Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.25%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee.

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0090B

Product Performance Summary

Scudder Gateway Advisor Annuity (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Advisor Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	12.39%	1.87%	5.62%	-1.51%	12.38%	1.87%	4.57%	-1.52%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.17%	1.35%	7.42%	0.98%	3.06%	1.24%	7.38%	0.88%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	15.04%	-0.08%	7.75%	-3.61%	14.98%	-0.15%	7.72%	-3.70%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	31.39%	12.70%	6.91%	4.87%	31.37%	12.68%	6.03%	4.85%
Credit Suisse Trust Global Small Cap Portfolio	9/30/96	5/1/00	13.35%	2.76%	3.09%	-5.86%	13.34%	2.74%	2.00%	-5.89%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	6/23/99	10.46%	6.68%	5.24%	6.52%	10.35%	6.58%	5.14%	6.42%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	6/23/99	3.39%	-3.90%	3.46%	-4.55%	3.36%	-3.94%	2.92%	-4.60%

Janus Aspen Series
Janus Aspen Growth and Income Portfolio	5/1/98	6/23/99	11.42%	1.47%	6.87%	3.20%	11.32%	1.35%	6.78%	3.07%
Janus Aspen Large Cap Growth Portfolio	9/13/93	6/23/99	6.29%	-3.28%	4.40%	-3.27%	6.19%	-3.42%	3.77%	-3.44%

DWS Variable Series I (Class A)
DWS Capital Growth VIP	7/16/85	5/11/98	5.20%	-2.05%	5.14%	-0.22%	5.15%	-2.11%	5.08%	-0.29%
DWS Global Opportunities VIP	5/1/96	5/6/98	18.73%	9.33%	9.99%	8.12%	18.63%	9.22%	9.91%	8.01%
DWS Growth & Income VIP	5/2/94	5/1/98	5.11%	0.07%	3.63%	-1.48%	5.05%	0.01%	3.57%	-1.56%
DWS Health Care VIP	5/1/01	5/1/01	2.65%	2.34%	3.17%	3.17%	2.60%	2.30%	3.12%	3.12%
DWS International VIP	5/1/87	5/6/98	25.79%	4.13%	4.31%	1.70%	25.64%	3.94%	4.17%	1.51%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Advisor Annuity (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Advisor Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

DWS Variable Series II (Class A)
DWS Balanced VIP	4/6/82	11/29/96	3.77%	0.49%	4.68%	3.68%	3.63%	0.34%	4.58%	3.57%
DWS Blue Chip VIP	5/1/97	5/1/97	11.76%	2.27%	3.98%	3.98%	11.64%	2.13%	3.86%	3.86%
DWS Core Fixed Income VIP	5/1/96	12/12/96	-2.47%	2.95%	3.74%	3.72%	-2.56%	2.87%	3.66%	3.63%
DWS Davis Venture Value VIP	5/1/01	5/1/01	10.00%	4.30%	3.93%	3.93%	9.94%	4.24%	3.86%	3.86%
DWS Dreman Financial Services VIP	5/4/98	5/4/98	6.88%	3.90%	3.83%	3.83%	6.77%	3.79%	3.71%	3.71%
DWS Dreman High Return Equity VIP	5/4/98	5/4/98	8.22%	4.54%	5.09%	5.09%	7.98%	4.30%	4.90%	4.90%
DWS Dreman Small Cap Value VIP	5/1/96	11/13/96	19.31%	13.24%	9.86%	9.54%	19.13%	13.09%	9.75%	9.41%
DWS Equity 500 Index VIP	9/1/99	9/1/99	6.83%	0.62%	-1.10%	-1.10%	6.72%	0.49%	-1.24%	-1.24%
DWS Global Thematic VIP	5/5/98	5/12/98	30.83%	8.14%	5.42%	5.68%	30.74%	8.05%	5.31%	5.58%
DWS Government & Agency Securities VIP	9/3/87	12/4/96	-1.34%	2.50%	4.05%	3.74%	-1.47%	2.39%	3.96%	3.64%
DWS High Income VIP	4/6/82	11/13/96	4.97%	6.84%	4.42%	3.94%	4.84%	6.74%	4.33%	3.84%
DWS International Select Equity VIP	1/6/92	11/13/96	24.98%	7.18%	4.82%	4.78%	24.90%	7.10%	4.74%	4.69%
DWS Janus Growth & Income VIP	10/29/99	10/29/99	11.31%	1.98%	0.81%	0.81%	11.23%	1.90%	0.72%	0.72%
DWS Janus Growth Opportunities VIP	10/29/99	10/29/99	1.46%	-4.17%	-4.70%	-4.70%	1.39%	-4.26%	-4.80%	-4.80%
DWS Large Cap Value VIP	5/1/96	11/13/96	6.43%	3.87%	8.08%	7.29%	6.32%	3.76%	8.00%	7.20%
DWS MFS Strategic Value VIP	5/1/02	5/1/02	0.91%	N/A	3.50%	3.50%	0.90%	N/A	3.50%	3.50%
DWS Mid Cap Growth VIP	5/3/99	5/3/99	8.97%	-0.86%	0.78%	0.78%	8.88%	-0.97%	0.67%	0.67%
DWS Money Market VIP	4/6/82	11/20/96	2.34%	0.42%	2.08%	2.03%	2.24%	0.32%	1.98%	1.92%
DWS Oak Strategic Equity VIP	5/1/01	5/1/01	-3.28%	-8.45%	-10.14%	-10.14%	-3.29%	-8.47%	-10.17%	-10.17%
DWS Salomon Aggressive Growth VIP	5/1/01	5/1/01	11.52%	0.63%	-0.33%	-0.33%	11.51%	0.62%	-0.34%	-0.34%
DWS Small Cap Growth VIP	5/2/94	12/4/96	8.06%	-2.96%	3.56%	2.60%	7.92%	-3.15%	3.46%	2.48%
DWS Strategic Income VIP	5/1/97	5/1/97	1.51%	5.41%	3.64%	3.64%	1.48%	5.38%	3.59%	3.59%
DWS Technology VIP	5/3/99	5/3/99	-1.63%	-6.46%	-3.64%	-3.64%	-1.80%	-6.70%	-3.86%	-3.86%
DWS Turner Mid Cap Growth VIP	5/1/01	5/1/01	14.22%	1.54%	1.27%	1.27%	14.19%	1.51%	1.23%	1.23%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Custom Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E .95%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 6 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0088B

Product Performance Summary

Scudder Gateway Custom Annuity (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Custom Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	12.73%	2.18%	5.94%	-1.21%	6.02%	1.65%	4.89%	-1.55%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.48%	1.66%	7.75%	1.29%	-2.71%	1.09%	7.73%	1.25%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	15.39%	0.22%	8.07%	-3.32%	8.49%	-0.34%	8.06%	-3.37%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	31.78%	13.04%	7.23%	5.19%	24.78%	12.67%	6.36%	5.18%
Credit Suisse Trust Global Small Cap Portfolio	9/30/96	5/1/00	13.69%	3.07%	3.39%	-5.58%	6.93%	2.53%	2.32%	-5.58%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	11/15/99	10.79%	7.01%	5.56%	6.76%	4.14%	6.49%	5.52%	6.71%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	11/15/99	3.71%	-3.61%	3.77%	-5.67%	-2.47%	-4.12%	3.77%	-5.68%

DWS Variable Series I (Class A)
DWS Capital Growth VIP	7/16/85	5/12/98	5.52%	-1.75%	5.46%	0.01%	-0.82%	-2.34%	5.42%	-0.06%
DWS Global Opportunities VIP	5/1/96	5/26/98	19.10%	9.66%	10.33%	9.07%	11.91%	8.99%	10.28%	8.99%
DWS Growth & Income VIP	5/2/94	5/18/98	5.43%	0.38%	3.95%	-1.04%	-0.90%	-0.20%	3.92%	-1.10%
DWS Health Care VIP	5/1/01	5/1/01	2.96%	2.65%	3.49%	3.49%	-3.18%	2.11%	3.13%	3.13%
DWS International VIP	5/1/87	5/12/98	26.17%	4.45%	4.62%	2.03%	18.59%	3.81%	4.57%	1.94%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Custom Annuity (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Custom Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

DWS Variable Series II (Class A)
DWS Balanced VIP	4/6/82	1/28/97	4.08%	0.79%	4.99%	4.10%	-2.36%	-0.02%	4.81%	3.88%
DWS Blue Chip VIP	5/1/97	5/1/97	12.10%	2.58%	4.29%	4.29%	5.23%	1.80%	4.09%	4.09%
DWS Core Fixed Income VIP	5/1/96	2/12/97	-2.17%	3.27%	4.05%	3.96%	-8.07%	2.66%	3.99%	3.89%
DWS Davis Venture Value VIP	5/1/01	5/1/01	10.33%	4.62%	4.25%	4.25%	3.74%	4.09%	3.89%	3.89%
DWS Dreman Financial Services VIP	5/4/98	5/4/98	7.21%	4.22%	4.15%	4.15%	0.76%	3.63%	4.08%	4.08%
DWS Dreman High Return Equity VIP	5/4/98	5/5/98	8.55%	4.86%	5.41%	5.51%	1.86%	4.10%	5.20%	5.30%
DWS Dreman Small Cap Value VIP	5/1/96	1/8/97	19.67%	13.59%	10.19%	9.67%	12.45%	13.02%	9.96%	9.44%
DWS Equity 500 Index VIP	9/1/99	9/1/99	7.16%	0.93%	-0.80%	-0.80%	0.74%	0.36%	-0.84%	-0.84%
DWS Global Thematic VIP	5/5/98	6/4/98	31.22%	8.47%	5.74%	6.24%	23.38%	7.87%	5.70%	6.21%
DWS Government & Agency Securities VIP	9/3/87	3/14/97	-1.04%	2.82%	4.36%	4.21%	-7.01%	2.21%	4.31%	4.15%
DWS High Income VIP	4/6/82	1/14/97	5.29%	7.17%	4.74%	4.11%	-1.18%	6.51%	4.50%	3.86%
DWS International Select Equity VIP	1/6/92	1/14/97	25.36%	7.51%	5.14%	5.12%	18.19%	6.87%	4.92%	4.91%
DWS Janus Growth & Income VIP	10/29/99	10/29/99	11.65%	2.29%	1.11%	1.11%	4.96%	1.72%	1.07%	1.07%
DWS Janus Growth Opportunities VIP	10/29/99	10/29/99	1.77%	-3.88%	-4.41%	-4.41%	-4.35%	-4.46%	-4.51%	-4.51%
DWS Large Cap Value VIP	5/1/96	1/29/97	6.75%	4.18%	8.41%	7.15%	0.18%	3.43%	8.20%	6.92%
DWS MFS Strategic Value VIP	5/1/02	5/1/02	1.21%	N/A	3.82%	3.82%	-4.81%	N/A	3.17%	3.17%
DWS Mid Cap Growth VIP	5/3/99	5/3/99	9.31%	-0.55%	1.09%	1.09%	2.76%	-1.12%	1.04%	1.04%
DWS Money Market VIP	4/6/82	1/3/97	2.65%	0.72%	2.39%	2.32%	-3.51%	0.14%	2.33%	2.27%
DWS Oak Strategic Equity VIP	5/1/01	5/1/01	-2.98%	-8.17%	-9.87%	-9.87%	-8.76%	-8.66%	-10.19%	-10.19%
DWS Salomon Aggressive Growth VIP	5/1/01	5/1/01	11.86%	0.94%	-0.03%	-0.03%	5.19%	0.41%	-0.37%	-0.37%
DWS Small Cap Growth VIP	5/2/94	1/8/97	8.38%	-2.67%	3.88%	2.90%	1.73%	-3.46%	3.70%	2.70%
DWS Strategic Income VIP	5/1/97	5/1/97	1.81%	5.73%	3.95%	3.95%	-4.27%	5.21%	3.93%	3.93%
DWS Technology VIP	5/3/99	5/3/99	-1.34%	-6.18%	-3.34%	-3.34%	-7.39%	-6.93%	-3.60%	-3.60%
DWS Turner Mid Cap Growth VIP	5/1/01	5/1/01	14.57%	1.85%	1.58%	1.58%	7.74%	1.31%	1.22%	1.22%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Elite Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.25%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 6 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0089B

Product Performance Summary

Scudder Gateway Elite Annuity (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Elite Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	12.39%	1.87%	5.62%	-1.51%	5.70%	1.34%	4.57%	-1.84%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.17%	1.35%	7.42%	0.98%	-3.02%	0.78%	7.40%	0.94%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	15.04%	-0.08%	7.75%	-3.61%	8.15%	-0.65%	7.73%	-3.67%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	31.39%	12.70%	6.91%	4.87%	24.38%	12.32%	6.04%	4.87%
Credit Suisse Trust Global Small Cap Portfolio	9/30/96	5/1/00	13.35%	2.76%	3.09%	-5.86%	6.60%	2.23%	2.01%	-5.87%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	6/23/99	10.46%	6.68%	5.24%	6.52%	3.83%	6.16%	5.20%	6.47%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	6/23/99	3.39%	-3.90%	3.46%	-4.55%	-2.77%	-4.41%	3.45%	-4.56%

DWS Variable Series I (Class A)
DWS Capital Growth VIP	7/16/85	5/11/98	5.20%	-2.05%	5.14%	-0.22%	-1.14%	-2.66%	5.10%	-0.31%
DWS Global Opportunities VIP	5/1/96	5/6/98	18.73%	9.33%	9.99%	8.12%	11.66%	8.82%	9.96%	8.05%
DWS Growth & Income VIP	5/2/94	5/1/98	5.11%	0.07%	3.63%	-1.48%	-1.21%	-0.52%	3.59%	-1.57%
DWS Health Care VIP	5/1/01	5/1/01	2.65%	2.34%	3.17%	3.17%	-3.48%	1.80%	2.81%	2.81%
DWS International VIP	5/1/87	5/6/98	25.79%	4.13%	4.31%	1.70%	18.72%	3.53%	4.26%	1.63%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Elite Annuity (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Elite Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

DWS Variable Series II (Class A)
DWS Balanced VIP	4/6/82	11/29/96	3.77%	0.49%	4.68%	3.68%	-2.75%	-0.42%	4.43%	3.40%
DWS Blue Chip VIP	5/1/97	5/1/97	11.76%	2.27%	3.98%	3.98%	4.87%	1.45%	3.75%	3.75%
DWS Core Fixed Income VIP	5/1/96	12/12/96	-2.47%	2.95%	3.74%	3.72%	-8.38%	2.32%	3.65%	3.63%
DWS Davis Venture Value VIP	5/1/01	5/1/01	10.00%	4.30%	3.93%	3.93%	3.43%	3.77%	3.58%	3.58%
DWS Dreman Financial Services VIP	5/4/98	5/4/98	6.88%	3.90%	3.83%	3.83%	0.46%	3.31%	3.76%	3.76%
DWS Dreman High Return Equity VIP	5/4/98	5/4/98	8.22%	4.54%	5.09%	5.09%	1.59%	3.82%	4.92%	4.92%
DWS Dreman Small Cap Value VIP	5/1/96	11/13/96	19.31%	13.24%	9.86%	9.54%	12.20%	12.78%	9.72%	9.37%
DWS Equity 500 Index VIP	9/1/99	9/1/99	6.83%	0.62%	-1.10%	-1.10%	0.42%	0.03%	-1.17%	-1.17%
DWS Global Thematic VIP	5/5/98	5/12/98	30.83%	8.14%	5.42%	5.68%	23.79%	7.66%	5.39%	5.65%
DWS Government & Agency Securities VIP	9/3/87	12/4/96	-1.34%	2.50%	4.05%	3.74%	-7.33%	1.86%	3.97%	3.66%
DWS High Income VIP	4/6/82	11/13/96	4.97%	6.84%	4.42%	3.94%	-1.48%	6.18%	4.17%	3.67%
DWS International Select Equity VIP	1/6/92	11/13/96	24.98%	7.18%	4.82%	4.78%	17.84%	6.57%	4.64%	4.58%
DWS Janus Growth & Income VIP	10/29/99	10/29/99	11.31%	1.98%	0.81%	0.81%	4.63%	1.39%	0.74%	0.74%
DWS Janus Growth Opportunities VIP	10/29/99	10/29/99	1.46%	-4.17%	-4.70%	-4.70%	-4.65%	-4.76%	-4.81%	-4.81%
DWS Large Cap Value VIP	5/1/96	11/13/96	6.43%	3.87%	8.08%	7.29%	-0.13%	3.11%	7.87%	7.04%
DWS MFS Strategic Value VIP	5/1/02	5/1/02	0.91%	N/A	3.50%	3.50%	-5.10%	N/A	2.86%	2.86%
DWS Mid Cap Growth VIP	5/3/99	5/3/99	8.97%	-0.86%	0.78%	0.78%	2.45%	-1.42%	0.73%	0.73%
DWS Money Market VIP	4/6/82	11/20/96	2.34%	0.42%	2.08%	2.03%	-3.80%	-0.15%	2.04%	1.97%
DWS Oak Strategic Equity VIP	5/1/01	5/1/01	-3.28%	-8.45%	-10.14%	-10.14%	-9.04%	-8.93%	-10.45%	-10.45%
DWS Salomon Aggressive Growth VIP	5/1/01	5/1/01	11.52%	0.63%	-0.33%	-0.33%	4.88%	0.11%	-0.66%	-0.66%
DWS Small Cap Growth VIP	5/2/94	12/4/96	8.06%	-2.96%	3.56%	2.60%	1.46%	-3.70%	3.41%	2.43%
DWS Strategic Income VIP	5/1/97	5/1/97	1.51%	5.41%	3.64%	3.64%	-4.56%	4.89%	3.62%	3.62%
DWS Technology VIP	5/3/99	5/3/99	-1.63%	-6.46%	-3.64%	-3.64%	-7.65%	-7.19%	-3.86%	-3.86%
DWS Turner Mid Cap Growth VIP	5/1/01	5/1/01	14.22%	1.54%	1.27%	1.27%	7.41%	1.01%	0.92%	0.92%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Incentive Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.30%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0092A

Product Performance Summary

Scudder Gateway Incentive Annuity (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Incentive Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	12.33%	1.82%	5.57%	-1.57%	3.91%	0.41%	4.50%	-2.72%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	2/23/01	3.12%	1.30%	7.37%	1.04%	-4.71%	-0.20%	7.30%	-0.20%
Alger American Leveraged AllCap Portfolio	1/25/95	2/23/01	14.98%	-0.13%	7.69%	-0.30%	6.42%	-1.56%	7.65%	-1.48%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	2/23/01	31.32%	12.64%	6.86%	10.44%	23.82%	11.78%	5.39%	9.72%
Credit Suisse Trust Global Small Cap Portfolio	9/30/96	2/23/01	13.29%	2.70%	3.04%	0.24%	4.82%	1.31%	3.00%	-0.87%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	2/23/01	10.40%	6.63%	5.23%	6.85%	2.00%	5.29%	4.96%	5.75%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	2/23/01	3.34%	-3.96%	3.41%	-4.99%	-4.41%	-5.29%	3.37%	-6.06%

DWS Variable Series I (Class A)
DWS Capital Growth VIP	7/16/85	2/23/01	5.15%	-2.10%	5.09%	-2.81%	-2.76%	-3.48%	5.05%	-3.94%
DWS Global Opportunities VIP	5/1/96	2/23/01	18.67%	9.27%	9.95%	6.65%	10.10%	8.11%	9.89%	5.61%
DWS Growth & Income VIP	5/2/94	2/23/01	5.06%	0.02%	3.59%	-0.05%	-2.86%	-1.40%	3.54%	-1.21%
DWS Health Care VIP	5/1/01	5/1/01	2.60%	2.29%	3.12%	3.12%	-5.23%	0.74%	1.80%	1.80%
DWS International VIP	5/1/87	2/23/01	25.73%	4.08%	4.27%	1.72%	17.10%	2.62%	4.19%	0.44%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Incentive Annuity (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Incentive Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

DWS Variable Series II (Class A)
DWS Balanced VIP	4/6/82	2/23/01	3.71%	0.43%	4.63%	0.32%	-4.14%	-1.04%	4.55%	-0.90%
DWS Blue Chip VIP	5/1/97	2/23/01	11.70%	2.22%	3.93%	1.86%	3.27%	0.74%	3.84%	0.64%
DWS Core Fixed Income VIP	5/1/96	2/23/01	-2.52%	2.90%	3.69%	2.83%	-9.93%	1.41%	3.60%	1.59%
DWS Davis Venture Value VIP	5/1/01	5/1/01	9.94%	4.25%	3.88%	3.88%	1.59%	2.80%	2.61%	2.61%
DWS Dreman Financial Services VIP	5/4/98	2/23/01	6.83%	3.85%	3.79%	4.74%	-1.22%	2.46%	3.56%	3.65%
DWS Dreman High Return Equity VIP	5/4/98	2/23/01	8.16%	4.48%	5.04%	4.95%	-0.24%	2.83%	4.64%	3.55%
DWS Dreman Small Cap Value VIP	5/1/96	2/23/01	19.25%	13.19%	9.81%	14.91%	10.52%	12.05%	9.70%	14.03%
DWS Equity 500 Index VIP	9/1/99	2/23/01	6.78%	0.57%	-1.14%	0.24%	-1.38%	-1.00%	-2.07%	-1.09%
DWS Global Thematic VIP	5/5/98	2/23/01	30.76%	8.09%	5.37%	6.64%	22.21%	6.91%	5.18%	5.64%
DWS Government & Agency Securities VIP	9/3/87	2/23/01	-1.39%	2.45%	4.00%	2.55%	-8.94%	0.89%	3.89%	1.23%
DWS High Income VIP	4/6/82	2/23/01	4.91%	6.79%	4.38%	5.66%	-3.10%	5.45%	4.27%	4.50%
DWS International Select Equity VIP	1/6/92	2/23/01	24.91%	7.13%	4.77%	4.91%	16.36%	5.91%	4.72%	3.83%
DWS Janus Growth & Income VIP	10/29/99	2/23/01	11.25%	1.93%	0.76%	1.63%	2.89%	0.49%	-0.06%	0.47%
DWS Janus Growth Opportunities VIP	10/29/99	2/23/01	1.41%	-4.22%	-4.75%	-4.47%	-6.24%	-5.61%	-5.56%	-5.62%
DWS Large Cap Value VIP	5/1/96	2/23/01	6.37%	3.81%	8.03%	4.45%	-1.67%	2.39%	7.98%	3.32%
DWS MFS Strategic Value VIP	5/1/02	5/1/02	0.85%	N/A	3.45%	3.45%	-6.69%	N/A	1.78%	1.78%
DWS Mid Cap Growth VIP	5/3/99	2/23/01	8.92%	-0.91%	0.73%	-2.70%	0.75%	-2.29%	0.25%	-3.81%
DWS Money Market VIP	4/6/82	2/23/01	2.29%	0.37%	4.28%	0.53%	-5.41%	-1.04%	4.22%	-0.63%
DWS Oak Strategic Equity VIP	5/1/01	5/1/01	-3.32%	-8.50%	-10.20%	-10.20%	-10.62%	-9.84%	-11.33%	-11.33%
DWS Salomon Aggressive Growth VIP	5/1/01	5/1/01	11.46%	0.58%	-0.38%	-0.38%	3.07%	-0.86%	-1.60%	-1.60%
DWS Small Cap Growth VIP	5/2/94	2/23/01	8.00%	-3.02%	3.51%	-3.82%	-0.16%	-4.45%	3.45%	-5.02%
DWS Strategic Income VIP	5/1/97	2/23/01	1.45%	5.35%	3.60%	5.14%	-6.19%	4.05%	3.53%	4.08%
DWS Technology VIP	5/3/99	2/23/01	-1.68%	-6.51%	-3.68%	-7.73%	-9.15%	-7.95%	-4.26%	-8.94%
DWS Turner Mid Cap Growth VIP	5/1/01	5/1/01	14.16%	1.49%	1.22%	1.22%	5.61%	0.05%	0.00%	0.00%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Incentive Annuity with EDB (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.30%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0092

Product Performance Summary

Scudder Gateway Incentive Annuity with EDB (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Incentive Annuity with EDB sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	12.05%	1.56%	5.30%	-1.82%	3.65%	0.16%	4.24%	-2.95%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	2/23/01	2.85%	1.04%	7.10%	0.79%	-5.02%	-0.54%	7.01%	-0.55%
Alger American Leveraged AllCap Portfolio	1/25/95	2/23/01	14.69%	-0.39%	7.43%	-0.55%	6.10%	-1.85%	7.37%	-1.77%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	2/23/01	30.99%	12.35%	6.59%	10.16%	22.46%	11.36%	6.43%	9.32%
Credit Suisse Trust Global Small Cap Portfolio	9/30/96	2/23/01	13.00%	2.44%	2.78%	-0.02%	4.54%	1.04%	2.74%	-1.13%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	2/23/01	10.12%	6.36%	4.96%	6.58%	1.77%	5.04%	4.72%	5.51%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	2/23/01	3.08%	-4.20%	3.15%	-5.23%	-4.64%	-5.52%	3.12%	-6.29%

DWS Variable Series I (Class A)
DWS Capital Growth VIP	7/16/85	2/23/01	4.88%	-2.35%	4.83%	-3.06%	-3.01%	-3.73%	4.79%	-4.19%
DWS Global Opportunities VIP	5/1/96	2/23/01	18.37%	8.99%	9.67%	6.38%	9.84%	7.87%	9.63%	5.39%
DWS Growth & Income VIP	5/2/94	2/23/01	4.79%	-0.23%	3.33%	-0.30%	-3.12%	-1.67%	3.27%	-1.48%
DWS Health Care VIP	5/1/01	5/1/01	2.34%	2.03%	2.86%	2.86%	-5.41%	0.55%	1.60%	1.60%
DWS International VIP	5/1/87	2/23/01	25.41%	3.81%	4.01%	1.46%	16.82%	2.38%	3.94%	0.23%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Incentive Annuity with EDB (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Incentive Annuity with EDB sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

DWS Variable Series II (Class A)
DWS Balanced VIP	4/6/82	2/23/01	3.45%	0.18%	4.37%	0.07%	-4.20%	-1.37%	3.21%	-1.24%
DWS Blue Chip VIP	5/1/97	2/23/01	11.42%	1.96%	3.67%	1.60%	3.00%	0.47%	3.58%	0.37%
DWS Core Fixed Income VIP	5/1/96	2/23/01	-2.77%	2.64%	3.43%	2.57%	-10.16%	1.13%	3.35%	1.32%
DWS Davis Venture Value VIP	5/1/01	5/1/01	9.66%	3.98%	3.62%	3.62%	1.29%	2.46%	2.27%	2.27%
DWS Dreman Financial Services VIP	5/4/98	2/23/01	6.56%	3.58%	3.52%	4.47%	-1.48%	2.18%	3.30%	3.37%
DWS Dreman High Return Equity VIP	5/4/98	2/23/01	7.89%	4.22%	4.78%	4.68%	-0.57%	2.53%	4.36%	3.26%
DWS Dreman Small Cap Value VIP	5/1/96	2/23/01	18.95%	12.90%	9.53%	14.62%	10.24%	11.77%	9.42%	13.75%
DWS Equity 500 Index VIP	9/1/99	2/23/01	6.51%	0.31%	-1.39%	-0.01%	-1.63%	-1.26%	-2.34%	-1.34%
DWS Global Thematic VIP	5/5/98	2/23/01	30.43%	7.81%	5.10%	6.37%	21.89%	6.64%	4.92%	5.37%
DWS Government & Agency Securities VIP	9/3/87	2/23/01	-1.64%	2.19%	3.74%	2.29%	-9.11%	0.70%	3.66%	1.05%
DWS High Income VIP	4/6/82	2/23/01	4.65%	6.52%	4.11%	5.39%	-3.30%	5.21%	4.02%	4.27%
DWS International Select Equity VIP	1/6/92	2/23/01	24.60%	6.85%	4.51%	4.64%	17.08%	5.79%	3.29%	3.70%
DWS Janus Growth & Income VIP	10/29/99	2/23/01	10.97%	1.67%	0.51%	1.38%	2.55%	0.15%	-0.40%	0.11%
DWS Janus Growth Opportunities VIP	10/29/99	2/23/01	1.15%	-4.46%	-4.98%	-4.71%	-6.47%	-5.84%	-5.78%	-5.84%
DWS Large Cap Value VIP	5/1/96	2/23/01	6.10%	3.55%	7.76%	4.18%	-1.90%	2.13%	7.71%	3.06%
DWS MFS Strategic Value VIP	5/1/02	5/1/02	0.60%	N/A	3.18%	3.18%	-6.93%	N/A	1.50%	1.50%
DWS Mid Cap Growth VIP	5/3/99	2/23/01	8.64%	-1.16%	0.48%	-2.95%	0.50%	-2.52%	0.01%	-4.04%
DWS Money Market VIP	4/6/82	2/23/01	2.04%	0.12%	4.02%	0.28%	-5.71%	-1.37%	3.94%	-0.96%
DWS Oak Strategic Equity VIP	5/1/01	5/1/01	-3.57%	-8.73%	-10.42%	-10.42%	-10.84%	-10.06%	-11.55%	-11.55%
DWS Salomon Aggressive Growth VIP	5/1/01	5/1/01	11.18%	0.32%	-0.64%	-0.64%	2.85%	-1.06%	-1.79%	-1.79%
DWS Small Cap Growth VIP	5/2/94	2/23/01	7.73%	-3.26%	3.26%	-4.07%	-0.40%	-4.68%	3.19%	-5.24%
DWS Strategic Income VIP	5/1/97	2/23/01	1.20%	5.09%	3.34%	4.87%	-6.42%	3.78%	3.28%	3.81%
DWS Technology VIP	5/3/99	2/23/01	-1.94%	-6.75%	-3.92%	-7.96%	-9.34%	-8.11%	-4.45%	-9.09%
DWS Turner Mid Cap Growth VIP	5/1/01	5/1/01	13.87%	1.23%	0.96%	0.96%	5.29%	-0.25%	-0.30%	-0.30%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Plus Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.40%, administration .15%) and, for adjusted returns, a portion of the $30 contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0091A

Product Performance Summary

Scudder Gateway Plus Annuity (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Plus Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	12.39%	1.87%	5.62%	-1.51%	4.25%	0.52%	4.56%	-2.62%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.17%	1.35%	7.42%	0.98%	-4.42%	-0.13%	6.76%	0.11%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	15.04%	-0.08%	7.75%	-3.61%	6.64%	-1.51%	7.68%	-4.47%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	31.39%	12.70%	6.91%	4.87%	22.86%	11.73%	5.92%	4.13%
Credit Suisse Trust Global Small Cap Portfolio	9/30/96	5/1/00	13.35%	2.76%	3.09%	-5.86%	5.15%	1.40%	2.01%	-6.61%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	6/23/99	10.46%	6.68%	5.24%	6.52%	2.33%	5.34%	4.98%	6.03%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	6/23/99	3.39%	-3.90%	3.46%	-4.55%	-4.10%	-5.20%	2.92%	-5.01%

DWS Variable Series I (Class A)
DWS Capital Growth VIP	7/16/85	5/11/98	5.20%	-2.05%	5.14%	-0.22%	-2.46%	-3.40%	4.60%	-0.46%
DWS Global Opportunities VIP	5/1/96	5/6/98	18.73%	9.33%	9.99%	8.12%	10.14%	8.14%	9.28%	7.90%
DWS Growth & Income VIP	5/2/94	5/1/98	5.11%	0.07%	3.63%	-1.48%	-2.53%	-1.30%	3.08%	-1.71%
DWS Health Care VIP	5/1/01	5/1/01	2.65%	2.34%	3.17%	3.17%	-4.83%	0.94%	1.97%	1.97%
DWS International VIP	5/1/87	5/6/98	25.79%	4.13%	4.31%	1.70%	17.21%	2.72%	3.65%	1.44%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Plus Annuity (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Scudder Gateway Plus Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

DWS Variable Series II (Class A)
DWS Balanced VIP	4/6/82	11/29/96	3.77%	0.49%	4.68%	3.68%	-3.85%	-0.97%	4.03%	2.96%
DWS Blue Chip VIP	5/1/97	5/1/97	11.76%	2.27%	3.98%	3.98%	3.57%	0.79%	3.54%	3.54%
DWS Core Fixed Income VIP	5/1/96	12/12/96	-2.47%	2.95%	3.74%	3.72%	-9.61%	1.51%	3.00%	2.95%
DWS Davis Venture Value VIP	5/1/01	5/1/01	10.00%	4.30%	3.93%	3.93%	1.97%	2.91%	2.73%	2.73%
DWS Dreman Financial Services VIP	5/4/98	5/4/98	6.88%	3.90%	3.83%	3.83%	-0.92%	2.49%	3.61%	3.61%
DWS Dreman High Return Equity VIP	5/4/98	5/4/98	8.22%	4.54%	5.09%	5.09%	0.16%	2.97%	4.76%	4.76%
DWS Dreman Small Cap Value VIP	5/1/96	11/13/96	19.31%	13.24%	9.86%	9.54%	10.62%	12.15%	9.17%	8.71%
DWS Equity 500 Index VIP	9/1/99	9/1/99	6.83%	0.62%	-1.10%	-1.10%	-1.02%	-0.86%	-1.96%	-1.96%
DWS Global Thematic VIP	5/5/98	5/12/98	30.83%	8.14%	5.42%	5.68%	22.28%	6.97%	5.24%	5.50%
DWS Government & Agency Securities VIP	9/3/87	12/4/96	-1.34%	2.50%	4.05%	3.74%	-8.60%	1.03%	3.30%	2.95%
DWS High Income VIP	4/6/82	11/13/96	4.97%	6.84%	4.42%	3.94%	-2.72%	5.57%	3.73%	3.17%
DWS International Select Equity VIP	1/6/92	11/13/96	24.98%	7.18%	4.82%	4.78%	16.43%	5.97%	4.16%	4.01%
DWS Janus Growth & Income VIP	10/29/99	10/29/99	11.31%	1.98%	0.81%	0.81%	3.13%	0.48%	-0.12%	-0.12%
DWS Janus Growth Opportunities VIP	10/29/99	10/29/99	1.46%	-4.17%	-4.70%	-4.70%	-5.99%	-5.60%	-5.62%	-5.62%
DWS Large Cap Value VIP	5/1/96	11/13/96	6.43%	3.87%	8.08%	7.29%	-1.35%	2.45%	7.51%	6.66%
DWS MFS Strategic Value VIP	5/1/02	5/1/02	0.91%	N/A	3.50%	3.50%	-6.39%	N/A	1.87%	1.87%
DWS Mid Cap Growth VIP	5/3/99	5/3/99	8.97%	-0.86%	0.78%	0.78%	1.04%	-2.23%	0.27%	0.27%
DWS Money Market VIP	4/6/82	11/20/96	2.34%	0.42%	2.08%	2.03%	-5.14%	-0.99%	1.32%	1.23%
DWS Oak Strategic Equity VIP	5/1/01	5/1/01	-3.28%	-8.45%	-10.14%	-10.14%	-10.29%	-9.68%	-11.17%	-11.17%
DWS Salomon Aggressive Growth VIP	5/1/01	5/1/01	11.52%	0.63%	-0.33%	-0.33%	3.44%	-0.71%	-1.44%	-1.44%
DWS Small Cap Growth VIP	5/2/94	12/4/96	8.06%	-2.96%	3.56%	2.60%	0.14%	-4.40%	2.96%	1.92%
DWS Strategic Income VIP	5/1/97	5/1/97	1.51%	5.41%	3.64%	3.64%	-5.87%	4.12%	3.22%	3.22%
DWS Technology VIP	5/3/99	5/3/99	-1.63%	-6.46%	-3.64%	-3.64%	-8.93%	-7.97%	-4.35%	-4.35%
DWS Turner Mid Cap Growth VIP	5/1/01	5/1/01	14.22%	1.54%	1.27%	1.27%	5.93%	0.17%	0.11%	0.11%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report must be preceded or accompanied by the current prospectus. Read it carefully before investing.

Scudder Gateway Elite, Scudder Gateway Plus, Scudder Gateway Advisor, and Scudder Gateway Custom are variable, fixed and market value-adjusted deferred annuity contract issue by Allmerica Financial Life Insurance and Annuity Company under contract form number A3025-96 (Scudder Gateway Elite), A3028-99 (Scudder Gateway Plus), A3027-98 (Scudder Gateway Advisory), and A3026-96 (Scudder Gateway Custom). Scudder Gateway Incentive is a variable, fixed and market value-adjusted deferred annuity distributed by Allmerica Financial Life Insurance and Annuity Company under contract number A3035-00. Securities are distributed by VeraVest Investments, Inc., Member NASD/SIPC, located at 440 Lincoln St., Worcester, MA 01653. The contracts contain limitations and may not be available in all states.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.	NOT FDIC/NCUA INSURED MAY LOSE VALUE NO BANK GUARANTEE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY www.dvs-scudder.com

ONE GLOBAL FORCE. ONE FOCUS. YOU.

© 2006 DWS Scudder Distributors, Inc. All rights reserved. STM60945-A (08/06) 06-0027 GATE-3A

Allmerica Financial

S-241

440 Lincoln Street

Worcester, MA 01653